UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage Small Cap Growth Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2025
Date of reporting period:
03/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Advantage Small Cap Growth Fund
Institutional Shares | PSGIX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(9.93)%	(5.42)%	11.29%	6.69%
Russell 3000® Index	(2.21)	7.22	18.18	11.80
Russell 2000® Growth Index	(9.60)	(4.86)	10.78	6.14
Key Fund statistics
Net Assets	$539,478,102
Number of Portfolio Holdings	608
Portfolio Turnover Rate	66%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	25.7%
Industrials	22.3%
Information Technology	18.3%
Consumer Discretionary	10.5%
Financials	8.4%
Consumer Staples	4.0%
Materials	3.2%
Communication Services	2.4%
Energy	2.2%
Real Estate	1.7%
Short-Term Securities	6.9%
Liabilities in Excess of Other Assets	(5.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Institutional Shares | PSGIX
Semi-Annual Shareholder Report — March 31, 2025
PSGIX-03/25-SAR

BlackRock Advantage Small Cap Growth Fund
Investor A Shares | CSGEX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.75%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(10.03)%	(5.61)%	11.01%	6.41%
Investor A Shares (with sales charge)	(14.75)	(10.57)	9.82	5.84
Russell 3000® Index	(2.21)	7.22	18.18	11.80
Russell 2000® Growth Index	(9.60)	(4.86)	10.78	6.14
Key Fund statistics
Net Assets	$539,478,102
Number of Portfolio Holdings	608
Portfolio Turnover Rate	66%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	25.7%
Industrials	22.3%
Information Technology	18.3%
Consumer Discretionary	10.5%
Financials	8.4%
Consumer Staples	4.0%
Materials	3.2%
Communication Services	2.4%
Energy	2.2%
Real Estate	1.7%
Short-Term Securities	6.9%
Liabilities in Excess of Other Assets	(5.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Investor A Shares | CSGEX
Semi-Annual Shareholder Report — March 31, 2025
CSGEX-03/25-SAR

BlackRock Advantage Small Cap Growth Fund
Class K Shares | PSGKX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$21	0.45%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(9.88)%	(5.37)%	11.35%	6.72%
Russell 3000® Index	(2.21)	7.22	18.18	11.80
Russell 2000® Growth Index	(9.60)	(4.86)	10.78	6.14
Key Fund statistics
Net Assets	$539,478,102
Number of Portfolio Holdings	608
Portfolio Turnover Rate	66%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	25.7%
Industrials	22.3%
Information Technology	18.3%
Consumer Discretionary	10.5%
Financials	8.4%
Consumer Staples	4.0%
Materials	3.2%
Communication Services	2.4%
Energy	2.2%
Real Estate	1.7%
Short-Term Securities	6.9%
Liabilities in Excess of Other Assets	(5.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Class K Shares | PSGKX
Semi-Annual Shareholder Report — March 31, 2025
PSGKX-03/25-SAR

BlackRock Advantage Small Cap Growth Fund
Class R Shares | BSGRX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47	1.00%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(10.19)%	(5.92)%	10.73%	6.15%
Russell 3000® Index	(2.21)	7.22	18.18	11.80
Russell 2000® Growth Index	(9.60)	(4.86)	10.78	6.14
Key Fund statistics
Net Assets	$539,478,102
Number of Portfolio Holdings	608
Portfolio Turnover Rate	66%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	25.7%
Industrials	22.3%
Information Technology	18.3%
Consumer Discretionary	10.5%
Financials	8.4%
Consumer Staples	4.0%
Materials	3.2%
Communication Services	2.4%
Energy	2.2%
Real Estate	1.7%
Short-Term Securities	6.9%
Liabilities in Excess of Other Assets	(5.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sprouts Farmers Market, Inc.	1.5%
Corcept Therapeutics, Inc.	1.2%
ExlService Holdings, Inc.	1.0%
Insmed, Inc.	1.0%
FTAI Aviation Ltd.	0.9%
Primoris Services Corp.	0.9%
Moog, Inc., Class A	0.8%
Piper Sandler Cos.	0.7%
PJT Partners, Inc., Class A	0.7%
Fabrinet	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Class R Shares | BSGRX
Semi-Annual Shareholder Report — March 31, 2025
BSGRX-03/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

MARCH 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

•	BlackRock Advantage Small Cap Growth Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) March 31, 2025	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
AeroVironment, Inc.(a)	4,098	$488,441
Archer Aviation, Inc., Class A(a)	111,887	795,517
Astronics Corp.(a)	6,167	149,056
BWX Technologies, Inc.	8,248	813,665
Ducommun, Inc.(a)	16,197	939,912
Karman Holdings, Inc.(a)	12,453	416,179
Kratos Defense & Security Solutions, Inc.(a)	8,599	255,304
Leonardo DRS, Inc.	40,062	1,317,239
Moog, Inc., Class A	23,781	4,122,436
Rocket Lab U.S.A., Inc., Class A(a)(b)	118,873	2,125,449

		11,423,198

Automobile Components — 1.5%
Adient PLC(a)	11,281	145,074
BorgWarner, Inc.	22,746	651,673
Dorman Products, Inc.(a)(b)	15,932	1,920,443
Gentex Corp.	16,537	385,312
Goodyear Tire & Rubber Co. (The)(a)	18,929	174,904
Modine Manufacturing Co.(a)	29,337	2,251,615
Patrick Industries, Inc.	11,779	996,032
Standard Motor Products, Inc.	3,954	98,573
Stoneridge, Inc.(a)	36,269	166,475
Visteon Corp.(a)	18,153	1,409,036

		8,199,137

Banks — 0.7%
Axos Financial, Inc.(a)	871	56,197
Bank7 Corp.	23,837	923,445
First Business Financial Services, Inc.	17,562	828,048
First Financial Bankshares, Inc.	12,009	431,363
First Internet Bancorp.	14,554	389,756
Greene County Bancorp, Inc.	1,592	38,383
Independent Bank Corp.	1,990	61,272
Kearny Financial Corp.	24,360	152,494
Metropolitan Bank Holding Corp.(a)	2,552	142,887
Northfield Bancorp, Inc.	16,745	182,688
ServisFirst Bancshares, Inc.	4,733	390,946
USCB Financial Holdings, Inc., Class A	18,069	335,361

		3,932,840

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(a)	4,900	1,170,316
National Beverage Corp.	7,068	293,605
Vita Coco Co., Inc. (The)(a)	23,256	712,796

		2,176,717

Biotechnology — 12.8%
4D Molecular Therapeutics, Inc.(a)	22,131	71,483
ACADIA Pharmaceuticals, Inc.(a)	69,481	1,154,079
ADMA Biologics, Inc.(a)	102,031	2,024,295
Agios Pharmaceuticals, Inc.(a)	10,325	302,522
Alector, Inc.(a)	127,329	156,615
Alkermes PLC(a)	55,061	1,818,114
Amicus Therapeutics, Inc.(a)(b)	238,758	1,948,265
AnaptysBio, Inc.(a)(b)	14,442	268,477
Anika Therapeutics, Inc.(a)	6,965	104,684
Apellis Pharmaceuticals, Inc.(a)	4,688	102,527
Apogee Therapeutics, Inc.(a)	15,416	575,942
Arcellx, Inc.(a)	11,053	725,077
Arcturus Therapeutics Holdings, Inc.(a)	22,036	233,361
Arcus Biosciences, Inc.(a)	35,457	278,337
Arcutis Biotherapeutics, Inc.(a)	30,287	473,689
Ardelyx, Inc.(a)	76,365	374,952

Security	Shares	Value

Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc.(a)(b)	74,803	$952,990
ARS Pharmaceuticals, Inc.(a)	4,260	53,591
Astria Therapeutics, Inc.(a)	37,508	200,293
Avidity Biosciences, Inc.(a)	32,101	947,621
BioCryst Pharmaceuticals, Inc.(a)	221,036	1,657,770
Biohaven Ltd.(a)	21,757	523,038
Blueprint Medicines Corp.(a)	32,212	2,851,084
Bridgebio Pharma, Inc.(a)	29,201	1,009,479
Capricor Therapeutics, Inc.(a)(b)	7,703	73,101
CareDx, Inc.(a)	4,127	73,254
Catalyst Pharmaceuticals, Inc.(a)	85,615	2,076,164
Celldex Therapeutics, Inc.(a)	44,329	804,571
Coherus Biosciences, Inc.(a)(b)	156,142	126,007
Crinetics Pharmaceuticals, Inc.(a)	29,461	988,122
Cytokinetics, Inc.(a)	4,698	188,813
Day One Biopharmaceuticals, Inc.(a)	111,664	885,495
Denali Therapeutics, Inc.(a)	80,009	1,087,722
Dynavax Technologies Corp.(a)	8,130	105,446
Dyne Therapeutics, Inc.(a)	46,015	481,317
Fate Therapeutics, Inc.(a)(b)	116,212	91,819
Geron Corp.(a)	41,389	65,808
Halozyme Therapeutics, Inc.(a)(b)	45,990	2,934,622
Ideaya Biosciences, Inc.(a)	90,708	1,485,797
Inhibrx Biosciences, Inc.(a)	1	14
Insmed, Inc.(a)	68,106	5,195,807
Intellia Therapeutics, Inc.(a)	67,313	478,595
Ionis Pharmaceuticals, Inc.(a)	30,176	910,410
Iovance Biotherapeutics, Inc.(a)	182,965	609,273
iTeos Therapeutics, Inc.(a)	65,191	389,190
Keros Therapeutics, Inc.(a)	16,966	172,884
Kiniksa Pharmaceuticals International PLC(a)	44,860	996,341
Krystal Biotech, Inc.(a)	8,119	1,463,856
Kura Oncology, Inc.(a)	148,006	976,840
Kymera Therapeutics, Inc.(a)	30,229	827,368
Larimar Therapeutics, Inc.(a)	37,029	79,612
Madrigal Pharmaceuticals, Inc.(a)	6,322	2,094,036
MannKind Corp.(a)	124,667	627,075
MeiraGTx Holdings PLC(a)	16,274	110,338
Metsera, Inc.(a)(b)	7,603	206,954
MiMedx Group, Inc.(a)	53,898	409,625
Mineralys Therapeutics, Inc.(a)	9,666	153,496
Mirum Pharmaceuticals, Inc.(a)	11,375	512,444
Moderna, Inc.(a)	22,029	624,522
Natera, Inc.(a)	6,027	852,278
Novavax, Inc.(a)(b)	22,999	147,424
Nurix Therapeutics, Inc.(a)	13,657	162,245
Nuvalent, Inc., Class A(a)	8,607	610,408
Organogenesis Holdings, Inc., Class A(a)	71,059	306,975
ORIC Pharmaceuticals, Inc.(a)	23,857	133,122
Praxis Precision Medicines, Inc.(a)	8,712	329,923
Protagonist Therapeutics, Inc.(a)	16,609	803,211
Prothena Corp. PLC(a)	21,312	263,736
PTC Therapeutics, Inc.(a)	35,560	1,812,138
Puma Biotechnology, Inc.(a)	60,896	180,252
Recursion Pharmaceuticals, Inc., Class A(a)(b)	144,837	766,188
REGENXBIO, Inc.(a)	30,424	217,532
Relay Therapeutics, Inc.(a)	128,202	335,889
Revolution Medicines, Inc.(a)	35,375	1,250,860
Rhythm Pharmaceuticals, Inc.(a)(b)	15,490	820,505
Rigel Pharmaceuticals, Inc.(a)	26,122	469,935
Scholar Rock Holding Corp.(a)	19,458	625,575
Solid Biosciences, Inc.(a)	27,444	101,543

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
SpringWorks Therapeutics, Inc.(a)(b)	27,235	$1,201,881
Summit Therapeutics, Inc.(a)(b)	10,488	202,314
Syndax Pharmaceuticals, Inc.(a)	108,127	1,328,340
Taysha Gene Therapies, Inc.(a)	68,658	95,435
TG Therapeutics, Inc.(a)	67,478	2,660,658
Travere Therapeutics, Inc.(a)	7,771	139,256
Twist Bioscience Corp.(a)(b)	34,024	1,335,782
Vanda Pharmaceuticals, Inc.(a)	142,968	656,223
Vaxcyte, Inc.(a)(b)	47,011	1,775,135
Vera Therapeutics, Inc., Class A(a)	11,503	276,302
Vericel Corp.(a)(b)	24,212	1,080,339
Verve Therapeutics, Inc.(a)	38,591	176,361
Viking Therapeutics, Inc.(a)(b)	17,444	421,273
Voyager Therapeutics, Inc.(a)	55,938	189,070
Xencor, Inc.(a)	20,750	220,780

		69,063,911

Broadline Retail — 0.1%
Etsy, Inc.(a)	12,141	572,812

Building Products — 1.3%
CSW Industrials, Inc.	6,297	1,835,701
Gibraltar Industries, Inc.(a)	17,216	1,009,891
Griffon Corp.	44,977	3,215,855
Zurn Elkay Water Solutions Corp.	34,912	1,151,398

		7,212,845

Capital Markets — 3.4%
Acadian Asset Management, Inc.	89,908	2,325,021
Evercore, Inc., Class A	2,364	472,138
GCM Grosvenor, Inc., Class A	52,358	692,696
Hamilton Lane, Inc., Class A	12,303	1,829,087
Houlihan Lokey, Inc., Class A	21,578	3,484,847
Perella Weinberg Partners, Class A	22,419	412,510
Piper Sandler Cos.	16,268	4,028,933
PJT Partners, Inc., Class A	28,832	3,975,356
Silvercrest Asset Management Group, Inc., Class A	12,153	198,823
Victory Capital Holdings, Inc., Class A	7,801	451,444
Virtus Investment Partners, Inc.	2,442	420,903

		18,291,758

Chemicals — 0.7%
Balchem Corp.	16,630	2,760,580
Cabot Corp.	9,891	822,338
Ingevity Corp.(a)	5,828	230,730

		3,813,648

Commercial Services & Supplies — 0.3%
ACV Auctions, Inc., Class A(a)	64,249	905,268
Cimpress PLC(a)	3,265	147,676
Clean Harbors, Inc.(a)	336	66,226
CoreCivic, Inc.(a)	23,082	468,334
Tetra Tech, Inc.	8,194	239,674

		1,827,178

Communications Equipment — 0.4%
ADTRAN Holdings, Inc.(a)	33,753	294,326
Calix, Inc.(a)	11,540	408,978
Ciena Corp.(a)	19,238	1,162,552

		1,865,856

Construction & Engineering — 3.0%
Comfort Systems U.S.A., Inc.	8,776	2,828,768
Dycom Industries, Inc.(a)	8,060	1,227,860
Fluor Corp.(a)	71,421	2,558,300
IES Holdings, Inc.(a)	3,094	510,850

Security	Shares	Value

Construction & Engineering (continued)
MasTec, Inc.(a)	18,759	$2,189,363
Primoris Services Corp.	84,382	4,844,371
Sterling Infrastructure, Inc.(a)(b)	17,658	1,999,062
Tutor Perini Corp.(a)	9,059	209,988

		16,368,562

Construction Materials — 0.1%
Eagle Materials, Inc.	896	198,849
United States Lime & Minerals, Inc.	6,459	570,847

		769,696

Consumer Finance — 1.7%
Dave, Inc., Class A(a)	1,810	149,615
Enova International, Inc.(a)	19,707	1,902,908
EZCORP, Inc., Class A, NVS(a)	65,103	958,316
FirstCash Holdings, Inc.	15,122	1,819,479
LendingTree, Inc.(a)	9,828	494,053
OneMain Holdings, Inc.	14,577	712,524
PRA Group, Inc.(a)	33,470	690,151
Regional Management Corp.	36,984	1,113,588
Upstart Holdings, Inc.(a)	33,960	1,563,179

		9,403,813

Consumer Staples Distribution & Retail — 1.6%
Chefs’ Warehouse, Inc. (The)(a)	6,240	339,831
Sprouts Farmers Market, Inc.(a)	54,027	8,246,681
United Natural Foods, Inc.(a)	5,283	144,701

		8,731,213

Containers & Packaging — 0.3%
Crown Holdings, Inc.	12,698	1,133,424
Myers Industries, Inc.	41,067	489,929

		1,623,353

Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)(b)	9,059	128,638

Diversified Consumer Services — 2.0%
Bright Horizons Family Solutions, Inc.(a)	15,447	1,962,387
Coursera, Inc.(a)	89,373	595,224
Frontdoor, Inc.(a)	27,237	1,046,445
Laureate Education, Inc., Class A(a)	171,119	3,499,384
OneSpaWorld Holdings Ltd.	47,814	802,797
Stride, Inc.(a)	17,830	2,255,495
Udemy, Inc.(a)	43,628	338,553

		10,500,285

Diversified Telecommunication Services — 0.3%
Anterix, Inc.(a)	10,518	384,959
Bandwidth, Inc., Class A(a)	40,498	530,524
IDT Corp., Class B	12,980	666,003

		1,581,486

Electrical Equipment — 1.4%
Allient, Inc.	19,652	431,951
American Superconductor Corp.(a)	11,180	202,805
Atkore, Inc.	2,389	143,316
Bloom Energy Corp., Class A(a)	96,222	1,891,725
EnerSys	8,239	754,528
Enovix Corp.(a)(b)	10,942	80,314
Generac Holdings, Inc.(a)	3,385	428,710
NEXTracker, Inc., Class A(a)	52,017	2,191,996
NuScale Power Corp., Class A(a)	14,841	210,149
Powell Industries, Inc.	2,229	379,666
Sensata Technologies Holding PLC	18,475	448,388
Vicor Corp.(a)	10,068	470,981

		7,634,529

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.1%
908 Devices, Inc.(a)(b)	12,869	$57,653
Advanced Energy Industries, Inc.	1,195	113,895
Arlo Technologies, Inc.(a)	32,141	317,232
Badger Meter, Inc.	17,055	3,244,714
Benchmark Electronics, Inc.	2,061	78,380
Fabrinet(a)	19,074	3,767,306
Flex Ltd.(a)	40,531	1,340,765
Insight Enterprises, Inc.(a)(b)	22,207	3,330,828
Itron, Inc.(a)	13,338	1,397,289
Methode Electronics, Inc.	69,986	446,511
OSI Systems, Inc.(a)(b)	5,355	1,040,691
PC Connection, Inc.	2,108	131,581
Plexus Corp.(a)	9,549	1,223,513
TTM Technologies, Inc.(a)	10,860	222,739

		16,713,097

Energy Equipment & Services — 1.7%
Archrock, Inc.	83,091	2,180,308
ChampionX Corp.	83,580	2,490,684
Flowco Holdings, Inc., Class A(a)	11,338	290,820
Forum Energy Technologies, Inc.(a)	15,868	319,105
Oceaneering International, Inc.(a)(b)	110,362	2,406,995
Tidewater, Inc.(a)	27,203	1,149,871
Transocean Ltd.(a)(b)	127,352	403,706

		9,241,489

Entertainment — 0.3%
Cinemark Holdings, Inc.	11,542	287,280
Playstudios, Inc., Class A(a)	118,462	150,447
Roku, Inc., Class A(a)	18,690	1,316,524

		1,754,251

Financial Services — 0.9%
Euronet Worldwide, Inc.(a)	1,546	165,190
EVERTEC, Inc.	19,355	711,684
NCR Atleos Corp.(a)	4,314	113,803
NewtekOne, Inc.	7,803	93,324
NMI Holdings, Inc., Class A(a)	7,332	264,319
Pagseguro Digital Ltd., Class A(a)	54,383	414,942
Remitly Global, Inc.(a)	89,569	1,863,035
StoneCo Ltd., Class A(a)	49,186	515,469
Velocity Financial, Inc.(a)	24,162	452,071

		4,593,837

Food Products — 1.1%
Cal-Maine Foods, Inc.	4,754	432,139
Darling Ingredients, Inc.(a)	20,218	631,610
Freshpet, Inc.(a)	6,670	554,744
John B. Sanfilippo & Son, Inc.	15,178	1,075,513
Lancaster Colony Corp.	13,013	2,277,275
Mission Produce, Inc.(a)	15,032	157,535
Utz Brands, Inc., Class A	4,414	62,149
Vital Farms, Inc.(a)	23,695	721,987

		5,912,952

Gas Utilities — 0.0%
New Jersey Resources Corp.	4,716	231,367

Ground Transportation — 0.3%
Covenant Logistics Group, Inc., Class A	21,532	478,011
Lyft, Inc., Class A(a)	68,038	807,611
Saia, Inc.(a)(b)	226	78,971

		1,364,593

Health Care Equipment & Supplies — 3.5%
Accuray, Inc.(a)	198,672	355,623

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Alphatec Holdings, Inc.(a)	34,425	$349,069
Axogen, Inc.(a)	16,195	299,608
Beta Bionics, Inc.(a)	13,205	161,629
Cerus Corp.(a)	298,032	414,264
Envista Holdings Corp.(a)	9,963	171,961
Glaukos Corp.(a)	8,233	810,292
Haemonetics Corp.(a)(b)	28,720	1,825,156
Inogen, Inc.(a)	7	50
iRadimed Corp.	54,502	2,860,265
iRhythm Technologies, Inc.(a)	10,518	1,101,024
Lantheus Holdings, Inc.(a)	23,768	2,319,757
LeMaitre Vascular, Inc.	12,993	1,090,113
LivaNova PLC(a)	9,310	365,697
Merit Medical Systems, Inc.(a)	17,734	1,874,661
Novocure Ltd.(a)	73,711	1,313,530
PROCEPT BioRobotics Corp.(a)(b)	12,168	708,908
Pulmonx Corp.(a)	15,104	101,650
RxSight, Inc.(a)	28,852	728,513
Surmodics, Inc.(a)	2,574	78,584
Tandem Diabetes Care, Inc.(a)	22,449	430,123
TransMedics Group, Inc.(a)(b)	13,092	880,830
Treace Medical Concepts, Inc.(a)	33,454	280,679
UFP Technologies, Inc.(a)(b)	1,871	377,399
Varex Imaging Corp.(a)	16,996	197,154

		19,096,539

Health Care Providers & Services — 5.6%
23andMe Holding Co., Class A(a)	7	5
Acadia Healthcare Co., Inc.(a)	2,849	86,382
agilon health, Inc.(a)	162,759	704,747
Alignment Healthcare, Inc.(a)	91,123	1,696,710
AMN Healthcare Services, Inc.(a)	7,746	189,467
Ardent Health Partners, Inc.(a)(b)	18,619	256,011
Brookdale Senior Living, Inc.(a)	31,727	198,611
Castle Biosciences, Inc.(a)	2,344	46,927
CorVel Corp.(a)	26,418	2,958,023
Encompass Health Corp.	3,029	306,777
Ensign Group, Inc. (The)	25,579	3,309,923
Guardant Health, Inc.(a)	54,046	2,302,360
HealthEquity, Inc.(a)	34,727	3,068,825
Hims & Hers Health, Inc., Class A(a)	86,277	2,549,485
InfuSystem Holdings, Inc.(a)	23,141	124,499
LifeStance Health Group, Inc.(a)	65,272	434,712
Option Care Health, Inc.(a)	11,604	405,560
Pennant Group, Inc. (The)(a)	32,323	812,923
Privia Health Group, Inc.(a)	115,643	2,596,185
Progyny, Inc.(a)	59,850	1,337,049
RadNet, Inc.(a)	41,585	2,067,606
Select Medical Holdings Corp.	155,693	2,600,073
Universal Health Services, Inc., Class B	5,359	1,006,956
Viemed Healthcare, Inc.(a)	128,544	935,800

		29,995,616

Health Care Technology — 0.7%
Doximity, Inc., Class A(a)	12,405	719,862
Evolent Health, Inc., Class A(a)	40,062	379,387
Health Catalyst, Inc.(a)	67,230	304,552
HealthStream, Inc	8,523	274,270
Phreesia, Inc.(a)	56,162	1,435,501
Schrodinger, Inc.(a)	21,809	430,510
Waystar Holding Corp.(a)	4,171	155,828

		3,699,910

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotel & Resort REITs — 0.1%
Chatham Lodging Trust	30,092	$214,556
DiamondRock Hospitality Co.	21,747	167,887

		382,443

Hotels, Restaurants & Leisure — 1.9%
Brinker International, Inc.(a)	18,649	2,779,633
Despegar.com Corp.(a)	3,747	70,406
Dutch Bros, Inc., Class A(a)	9,571	590,913
Everi Holdings, Inc.(a)	18,901	258,377
Life Time Group Holdings, Inc.(a)	22,050	665,910
Lindblad Expeditions Holdings, Inc.(a)	37,702	349,498
Marriott Vacations Worldwide Corp.	2,142	137,602
Norwegian Cruise Line Holdings Ltd.(a)	5,014	95,065
Rush Street Interactive, Inc., Class A(a)(b)	73,669	789,732
Shake Shack, Inc., Class A(a)	19,915	1,755,906
Super Group SGHC Ltd.	76,300	491,372
Texas Roadhouse, Inc.	4,248	707,844
Travel + Leisure Co.	6,972	322,734
Wingstop, Inc.	2,481	559,664
Wyndham Hotels & Resorts, Inc.	1,294	117,120
Wynn Resorts Ltd.	3,236	270,206

		9,961,982

Household Durables — 1.4%
Century Communities, Inc.	16,770	1,125,267
Champion Homes, Inc.(a)	7,541	714,585
Installed Building Products, Inc.	8,947	1,534,053
Landsea Homes Corp.(a)	12,982	83,345
M/I Homes, Inc.(a)	26,415	3,016,065
Newell Brands, Inc.	30,117	186,725
Taylor Morrison Home Corp., Class A(a)	8,307	498,752
Tri Pointe Homes, Inc.(a)	17,526	559,430

		7,718,222

Household Products — 0.5%
Central Garden & Pet Co.(a)	1,226	44,945
Energizer Holdings, Inc.	2,505	74,950
WD-40 Co.	10,863	2,650,572

		2,770,467

Industrial REITs — 0.3%
First Industrial Realty Trust, Inc.	32,018	1,727,691

Insurance — 1.7%
Globe Life, Inc.	12,962	1,707,355
Goosehead Insurance, Inc., Class A	2,521	297,629
Hanover Insurance Group, Inc. (The)	1,064	185,083
Investors Title Co.	1	241
Lemonade, Inc.(a)(b)	7,720	242,640
Mercury General Corp.	2,459	137,458
Oscar Health, Inc., Class A(a)	83,598	1,095,970
Palomar Holdings, Inc.(a)	11,592	1,589,031
Root, Inc., Class A(a)	1,684	224,713
Stewart Information Services Corp.	17,154	1,223,938
Tiptree, Inc.	63,939	1,540,290
Universal Insurance Holdings, Inc.	30,272	717,446

		8,961,794

Interactive Media & Services — 1.5%
Cargurus, Inc., Class A(a)	12,818	373,388
DHI Group, Inc.(a)	24,259	33,720
EverQuote, Inc., Class A(a)	36,050	944,149
Grindr, Inc.(a)	70,343	1,259,140
MediaAlpha, Inc., Class A(a)	52,012	480,591
Nextdoor Holdings, Inc., Class A(a)	152,294	233,010
QuinStreet, Inc.(a)	87,271	1,556,914

Security	Shares	Value

Interactive Media & Services (continued)
Shutterstock, Inc.	24,349	$453,622
Yelp, Inc.(a)	43,197	1,599,585
ZipRecruiter, Inc., Class A(a)(b)	216,921	1,277,665

		8,211,784

IT Services — 0.3%
Backblaze, Inc., Class A(a)	34,204	165,205
DigitalOcean Holdings, Inc.(a)	5,933	198,103
Grid Dynamics Holdings, Inc., Class A(a)	10,160	159,004
Hackett Group, Inc. (The)	24,109	704,465
Information Services Group, Inc.	48,445	189,420

		1,416,197

Leisure Products — 0.4%
Hasbro, Inc.	8,541	525,186
Peloton Interactive, Inc., Class A(a)	147,300	930,936
YETI Holdings, Inc.(a)	27,182	899,724

		2,355,846

Life Sciences Tools & Services — 0.4%
BioLife Solutions, Inc.(a)	317	7,240
Bruker Corp.	12,953	540,658
Codexis, Inc.(a)	51,071	137,381
CryoPort, Inc.(a)	65,814	400,149
Cytek Biosciences, Inc.(a)	32,802	131,536
Medpace Holdings, Inc.(a)	427	130,103
Niagen Bioscience, Inc.(a)	18,610	128,409
Personalis, Inc.(a)	19,774	69,407
Quanterix Corp.(a)	28,502	185,548
Seer, Inc., Class A(a)	123,972	209,513

		1,939,944

Machinery — 5.2%
Alamo Group, Inc.	1,957	348,757
Atmus Filtration Technologies, Inc.	71,753	2,635,488
Blue Bird Corp.(a)(b)	6,919	223,968
Chart Industries, Inc.(a)(b)	13,521	1,951,891
Crane Co.	1,645	251,981
Douglas Dynamics, Inc.	11,508	267,331
Energy Recovery, Inc.(a)	47,129	748,880
ESCO Technologies, Inc.	870	138,434
Federal Signal Corp.	25,498	1,875,378
Flowserve Corp.	28,821	1,407,618
Graham Corp.(a)	7,733	222,865
ITT, Inc.	19,627	2,535,023
Kadant, Inc.	2,639	889,105
Mueller Industries, Inc.	40,093	3,052,681
Mueller Water Products, Inc., Class A	123,635	3,142,802
REV Group, Inc.	9,032	285,411
Shyft Group, Inc. (The)	13,718	110,979
SPX Technologies, Inc.(a)	26,197	3,373,650
Tennant Co.	945	75,364
Watts Water Technologies, Inc., Class A	18,204	3,712,160
Worthington Enterprises, Inc.	11,715	586,804

		27,836,570

Media — 0.2%
Ibotta, Inc., Class A(a)	1,744	73,597
Magnite, Inc.(a)	9,305	106,170
PubMatic, Inc., Class A(a)	18,253	166,832
TechTarget, Inc.(a)	6,641	98,353
Thryv Holdings, Inc.(a)	54,132	693,431

		1,138,383

Metals & Mining — 2.0%
Alcoa Corp.	9,849	300,395

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Alpha Metallurgical Resources, Inc.(a)	8,587	$1,075,522
Carpenter Technology Corp.	20,775	3,764,014
Century Aluminum Co.(a)	59,037	1,095,727
Cleveland-Cliffs, Inc.(a)	22,532	185,213
Compass Minerals International, Inc.	21,752	202,076
Constellium SE, Class A(a)	9,261	93,443
Ivanhoe Electric, Inc.(a)(b)	17,014	98,851
Kaiser Aluminum Corp.	15,091	914,816
Materion Corp.	13,586	1,108,618
Olympic Steel, Inc.	21,136	666,207
Piedmont Lithium, Inc.(a)(b)	9,648	60,782
Radius Recycling, Inc., Class A	27,162	784,439
Ramaco Resources, Inc., Class A	50,636	416,734
SunCoke Energy, Inc.	18,848	173,402
Tredegar Corp.(a)	11,707	90,144

		11,030,383

Oil, Gas & Consumable Fuels — 0.5%
Ardmore Shipping Corp.	8	78
California Resources Corp.	10,812	475,404
Chord Energy Corp.	5,350	603,052
DHT Holdings, Inc.	4	42
Murphy Oil Corp.	24,003	681,685
Par Pacific Holdings, Inc.(a)	14,187	202,307
PBF Energy, Inc., Class A	3,914	74,718
REX American Resources Corp.(a)	5,127	192,621
SM Energy Co.	8,347	249,993
Uranium Energy Corp.(a)	81,330	388,757

		2,868,657

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	6,791	334,253
American Airlines Group, Inc.(a)	27,717	292,415
Joby Aviation, Inc., Class A(a)	89,402	538,200
SkyWest, Inc.(a)	9,517	831,500

		1,996,368

Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	27,260	2,029,780
Herbalife Ltd.(a)	9,084	78,395

		2,108,175

Pharmaceuticals — 2.8%
Amneal Pharmaceuticals, Inc., Class A(a)	59,831	501,384
Arvinas, Inc.(a)	20,001	140,407
Atea Pharmaceuticals, Inc.(a)	137,951	412,474
Axsome Therapeutics, Inc.(a)	16,062	1,873,311
Collegium Pharmaceutical, Inc.(a)	3,063	91,431
Corcept Therapeutics, Inc.(a)	56,996	6,510,083
Edgewise Therapeutics, Inc.(a)	25,703	565,466
EyePoint Pharmaceuticals, Inc.(a)	22,991	124,611
Fulcrum Therapeutics, Inc.(a)	48,967	141,025
Harmony Biosciences Holdings, Inc.(a)	21,726	721,086
Harrow, Inc.(a)(b)	14,296	380,274
Neumora Therapeutics, Inc.(a)(b)	238,731	238,731
Nuvation Bio, Inc., Class A(a)(b)	77,629	136,627
Ocular Therapeutix, Inc.(a)	51,979	381,006
Pacira BioSciences, Inc.(a)	11,144	276,928
Phibro Animal Health Corp., Class A	36,545	780,601
Scilex Holding Co. (Acquired 05/03/22, cost $349,038)(a)(c)	29,374	7,271
Supernus Pharmaceuticals, Inc.(a)	12,477	408,622
Tarsus Pharmaceuticals, Inc.(a)	7,081	363,751
Trevi Therapeutics, Inc.(a)	64,860	407,969

Security	Shares	Value

Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)	16,449	$132,908
Xeris Biopharma Holdings, Inc.(a)	59,621	327,319

		14,923,285

Professional Services — 4.8%
Barrett Business Services, Inc.	17,926	737,655
CACI International, Inc., Class A(a)	2,820	1,034,714
CRA International, Inc.	6,383	1,105,536
ExlService Holdings, Inc.(a)(b)	117,800	5,561,338
Exponent, Inc.	12,886	1,044,539
Genpact Ltd.	31,377	1,580,773
Huron Consulting Group, Inc.(a)	6,045	867,155
IBEX Holdings Ltd.(a)	18,264	444,728
ICF International, Inc.	15,239	1,294,858
Innodata, Inc.(a)	3,295	118,291
Insperity, Inc.	19,258	1,718,391
KBR, Inc.	17,907	891,948
Kforce, Inc.	3,700	180,893
ManpowerGroup, Inc.	46,141	2,670,641
Maximus, Inc.	32,342	2,205,401
NV5 Global, Inc.(a)	45,511	876,997
Robert Half, Inc.	5,569	303,789
TriNet Group, Inc.	20,903	1,656,354
Verra Mobility Corp., Class A(a)	50,058	1,126,806
WNS Holdings Ltd.(a)	2,996	184,224

		25,605,031

Real Estate Management & Development — 0.4%
Compass, Inc., Class A(a)	115,868	1,011,528
Real Brokerage, Inc. (The)(a)	37,499	152,246
Redfin Corp.(a)	8,829	81,315
RMR Group, Inc. (The), Class A	6	100
St. Joe Co. (The)	16,581	778,478

		2,023,667

Retail REITs — 0.7%
Brixmor Property Group, Inc.	92,559	2,457,442
NETSTREIT Corp.	22,757	360,698
Saul Centers, Inc.	5,703	205,707
Tanger, Inc.	18,555	626,974

		3,650,821

Semiconductors & Semiconductor Equipment — 3.4%
ACM Research, Inc., Class A(a)	14,613	341,067
Ambarella, Inc.(a)	34,590	1,740,915
Axcelis Technologies, Inc.(a)(b)	22,454	1,115,290
Credo Technology Group Holding Ltd.(a)	73,069	2,934,451
Impinj, Inc.(a)	8,235	746,915
Lattice Semiconductor Corp.(a)(b)	12,053	632,180
MaxLinear, Inc.(a)	42,193	458,216
Onto Innovation, Inc.(a)	6,570	797,204
Power Integrations, Inc.	33,305	1,681,902
Rambus, Inc.(a)	54,819	2,838,254
Semtech Corp.(a)	32,640	1,122,816
Silicon Laboratories, Inc.(a)	4,507	507,353
SiTime Corp.(a)(b)	14,336	2,191,544
Synaptics, Inc.(a)	9,418	600,115
Ultra Clean Holdings, Inc.(a)	25,763	551,586

		18,259,808

Software — 10.6%
8x8, Inc.(a)	95,942	191,884
A10 Networks, Inc.	14,589	238,384
ACI Worldwide, Inc.(a)	54,481	2,980,656
Alarm.com Holdings, Inc.(a)	42,351	2,356,833

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Amplitude, Inc., Class A(a)(b)	41,669	$424,607
Arteris, Inc.(a)	13,918	96,173
Asana, Inc., Class A(a)	57,484	837,542
Aurora Innovation, Inc., Class A(a)	161,465	1,085,852
Blend Labs, Inc., Class A(a)	96,496	323,262
Box, Inc., Class A(a)	99,816	3,080,322
Braze, Inc., Class A(a)	26,581	959,042
C3.ai, Inc., Class A(a)(b)	66,456	1,398,899
Cleanspark, Inc.(a)(b)	77,806	522,856
Clear Secure, Inc., Class A	29,800	772,118
Clearwater Analytics Holdings, Inc., Class A(a)	114,242	3,061,686
Commvault Systems, Inc.(a)	11,418	1,801,304
Confluent, Inc., Class A(a)	10,925	256,082
DoubleVerify Holdings, Inc.(a)	6,162	82,386
Elastic NV(a)	9,172	817,225
Expensify, Inc., Class A(a)	29,204	88,780
Five9, Inc.(a)	24,419	662,976
Freshworks, Inc., Class A(a)	112,309	1,584,680
Gitlab, Inc., Class A(a)	2,982	140,154
Intapp, Inc.(a)	17,039	994,737
InterDigital, Inc.	11,791	2,437,789
Life360, Inc.(a)	5,519	211,874
LiveRamp Holdings, Inc.(a)	59,008	1,542,469
MARA Holdings, Inc.(a)	78,779	905,958
Olo, Inc., Class A(a)	197,256	1,191,426
Ooma, Inc.(a)	150,142	1,965,359
Porch Group, Inc.(a)	33,657	245,360
PROS Holdings, Inc.(a)	48,179	916,846
Q2 Holdings, Inc.(a)	30,760	2,461,108
Qualys, Inc.(a)	29,364	3,697,809
Rapid7, Inc.(a)	34,530	915,390
Red Violet, Inc.	29,549	1,110,747
RingCentral, Inc., Class A(a)	42,456	1,051,211
SEMrush Holdings, Inc., Class A(a)	34,653	323,312
SoundHound AI, Inc., Class A(a)(b)	78,300	635,796
SoundThinking, Inc.(a)	44,650	756,818
Sprout Social, Inc., Class A(a)	10,577	232,588
SPS Commerce, Inc.(a)	5,525	733,333
Tenable Holdings, Inc.(a)	85,499	2,990,755
Terawulf, Inc.(a)	35,552	97,057
Unity Software, Inc.(a)	26,836	525,717
Varonis Systems, Inc.(a)(b)	59,402	2,402,811
Verint Systems, Inc.(a)	8,722	155,688
Workiva, Inc., Class A(a)	38,609	2,930,809
Zeta Global Holdings Corp., Class A(a)	137,401	1,863,158

		57,059,628

Specialized REITs — 0.2%
CubeSmart	6,378	272,404
Four Corners Property Trust, Inc.	11,470	329,189
Lamar Advertising Co., Class A	3,101	352,832
Rayonier, Inc.	5,624	156,797

		1,111,222

Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A(a)	25,985	1,984,475
American Eagle Outfitters, Inc.	50,477	586,543
Bath & Body Works, Inc.	38,129	1,156,071
Boot Barn Holdings, Inc.(a)(b)	17,898	1,922,782
Camping World Holdings, Inc., Class A	21,120	341,299
CarParts.com, Inc.(a)	134,616	134,616
Chewy, Inc., Class A(a)	5,733	186,380
Duluth Holdings, Inc., Class B(a)	35,126	61,119
Five Below, Inc.(a)	8,489	636,038

Security	Shares	Value

Specialty Retail (continued)
Floor & Decor Holdings, Inc., Class A(a)	873	$70,250
Haverty Furniture Cos., Inc.	13,656	269,296
Lands’ End, Inc.(a)	9,248	94,145
Lithia Motors, Inc., Class A	4,126	1,211,146
Petco Health & Wellness Co., Inc.(a)	29,103	88,764
RealReal, Inc. (The)(a)	50,087	269,969
Revolve Group, Inc., Class A(a)	77,571	1,667,001
RH(a)	2,745	643,456
Stitch Fix, Inc., Class A(a)	26,800	87,100
Upbound Group, Inc.	26,498	634,892
Urban Outfitters, Inc.(a)	13,324	698,178
Victoria’s Secret & Co.(a)	13,042	242,320
Warby Parker, Inc., Class A(a)	69,147	1,260,550
Wayfair, Inc., Class A(a)	14,902	477,311
Winmark Corp	677	215,198

		14,938,899

Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.(a)	4,124	36,539
IonQ, Inc.(a)	75,779	1,672,442

		1,708,981

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc.(a)	1,646	174,805
Kontoor Brands, Inc.	16,887	1,082,963
Ralph Lauren Corp., Class A	3,410	752,724
Steven Madden Ltd.	4,205	112,021

		2,122,513

Tobacco — 0.0%
Turning Point Brands, Inc.	2,263	134,513

Trading Companies & Distributors — 3.5%
Applied Industrial Technologies, Inc.	12,248	2,759,964
Beacon Roofing Supply, Inc.(a)	18,906	2,338,672
BlueLinx Holdings, Inc.(a)	7,171	537,681
Boise Cascade Co.	27,280	2,675,895
DNOW, Inc.(a)	68,714	1,173,635
FTAI Aviation Ltd.	44,034	4,889,095
Global Industrial Co.	18,769	420,426
H&E Equipment Services, Inc.	1,880	178,205
Herc Holdings, Inc.	16,136	2,166,581
McGrath RentCorp.	10,744	1,196,882
MRC Global, Inc.(a)	10,427	119,702
Rush Enterprises, Inc., Class A	1,187	63,398
Xometry, Inc., Class A(a)	19,092	475,773

		18,995,909

Total Common Stocks — 98.4% (Cost: $500,216,547)		530,684,309

Preferred Securities

Preferred Stocks — 0.3%

Software — 0.3%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(c)(d)	311,155	1,574,444

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, 0.00%, (Acquired 12/16/15, cost $0)(a)(c)(d)	8,264	$—
Series 8, 0.00%(a)(d)	192,156	2

		2

Total Preferred Securities — 0.3% (Cost: $2,175,301)		1,574,446

Rights

Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(d)	7,975	27,912
Chinook Therapeutics, Inc., CVR(a)(d)	7,289	6,196
Contra Aduro Biotech I, CVR(a)(d)	18,964	8,913
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	16,527
Inhibrx, Inc., CVR(a)(d)	196	221
Poseida Therapeutics, Inc., CVR(a)	8,645	12,017
Prevail Therapeutics, Inc., CVR(a)(d)	10,004	5,002

		76,788

Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	15,541

Total Rights — 0.0% (Cost: $ —)		92,329

Total Long-Term Investments — 98.7% (Cost: $502,391,848)		532,351,084

Security	Shares	Value

Short-Term Securities

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	30,330,654	$30,345,820
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(e)(f)	7,071,742	7,071,742

Total Short-Term Securities — 6.9% (Cost: $37,413,909)		37,417,562

Total Investments — 105.6% (Cost: $539,805,757)		569,768,646
Liabilities in Excess of Other Assets — (5.6)%		(30,290,544)

Net Assets — 100.0%		$539,478,102

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,581,715, representing 0.3% of its net assets as of period end, and an original cost of $1,349,355.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income		Capital Gain Distributions from Underlyin Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,974,569	$—		$(3,617,334	)(a)	$2,341	$(13,756)	$30,345,820	30,330,654	$48,434	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,979,615	1,092,127	(a)	—		—	—	7,071,742	7,071,742	137,292		—

						$2,341	$(13,756)	$37,417,562		$185,726		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Advantage Small Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	60	06/20/25	$6,081	$(140,969)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$140,969	$—	$—	$—	$140,969

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(825,400)	$—	$—	$—	$(825,400)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(208,635)	$—	$—	$—	$(208,635)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,190,370

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$11,423,198	$—	$—	$11,423,198
Automobile Components	8,199,137	—	—	8,199,137
Banks	3,932,840	—	—	3,932,840
Beverages	2,176,717	—	—	2,176,717
Biotechnology	69,063,911	—	—	69,063,911
Broadline Retail	572,812	—	—	572,812
Building Products	7,212,845	—	—	7,212,845
Capital Markets	18,291,758	—	—	18,291,758

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Chemicals	$3,813,648	$—	$—	$3,813,648
Commercial Services & Supplies	1,827,178	—	—	1,827,178
Communications Equipment	1,865,856	—	—	1,865,856
Construction & Engineering	16,368,562	—	—	16,368,562
Construction Materials	769,696	—	—	769,696
Consumer Finance	9,403,813	—	—	9,403,813
Consumer Staples Distribution & Retail	8,731,213	—	—	8,731,213
Containers & Packaging	1,623,353	—	—	1,623,353
Distributors	128,638	—	—	128,638
Diversified Consumer Services	10,500,285	—	—	10,500,285
Diversified Telecommunication Services	1,581,486	—	—	1,581,486
Electrical Equipment	7,634,529	—	—	7,634,529
Electronic Equipment, Instruments & Components	16,713,097	—	—	16,713,097
Energy Equipment & Services	9,241,489	—	—	9,241,489
Entertainment	1,754,251	—	—	1,754,251
Financial Services	4,593,837	—	—	4,593,837
Food Products	5,912,952	—	—	5,912,952
Gas Utilities	231,367	—	—	231,367
Ground Transportation	1,364,593	—	—	1,364,593
Health Care Equipment & Supplies	19,096,539	—	—	19,096,539
Health Care Providers & Services	29,995,616	—	—	29,995,616
Health Care Technology	3,699,910	—	—	3,699,910
Hotel & Resort REITs	382,443	—	—	382,443
Hotels, Restaurants & Leisure	9,961,982	—	—	9,961,982
Household Durables	7,718,222	—	—	7,718,222
Household Products	2,770,467	—	—	2,770,467
Industrial REITs	1,727,691	—	—	1,727,691
Insurance	8,961,794	—	—	8,961,794
Interactive Media & Services	8,211,784	—	—	8,211,784
IT Services	1,416,197	—	—	1,416,197
Leisure Products	2,355,846	—	—	2,355,846
Life Sciences Tools & Services	1,939,944	—	—	1,939,944
Machinery	27,836,570	—	—	27,836,570
Media	1,138,383	—	—	1,138,383
Metals & Mining	11,030,383	—	—	11,030,383
Oil, Gas & Consumable Fuels	2,868,657	—	—	2,868,657
Passenger Airlines	1,996,368	—	—	1,996,368
Personal Care Products	2,108,175	—	—	2,108,175
Pharmaceuticals	14,916,014	7,271	—	14,923,285
Professional Services	25,605,031	—	—	25,605,031
Real Estate Management & Development	2,023,667	—	—	2,023,667
Retail REITs	3,650,821	—	—	3,650,821
Semiconductors & Semiconductor Equipment	18,259,808	—	—	18,259,808
Software	57,059,628	—	—	57,059,628
Specialized REITs	1,111,222	—	—	1,111,222
Specialty Retail	14,938,899	—	—	14,938,899
Technology Hardware, Storage & Peripherals	1,708,981	—	—	1,708,981
Textiles, Apparel & Luxury Goods	2,122,513	—	—	2,122,513
Tobacco	134,513	—	—	134,513
Trading Companies & Distributors	18,995,909	—	—	18,995,909
Preferred Securities	—	—	1,574,446	1,574,446
Rights
Biotechnology	—	12,017	64,771	76,788
Metals & Mining	15,541	—	—	15,541
Short-Term Securities
Money Market Funds	37,417,562	—	—	37,417,562

	$568,110,141	$19,288	$1,639,217	$569,768,646

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(140,969)	$—	$—	$(140,969)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statement of Assets and Liabilities (unaudited)

March 31, 2025

BlackRock Advantage Small Cap Growth Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$532,351,084
Investments, at value — affiliated(c)	37,417,562
Cash pledged:
Futures contracts	622,000
Foreign currency, at value(d)	13,243
Receivables:
Investments sold	2,111,507
Securities lending income — affiliated	6,303
Capital shares sold	2,110,404
Dividends — unaffiliated	73,852
Dividends — affiliated	20,406
From the Manager	39,843
Prepaid expenses	50,611

Total assets	574,816,815

LIABILITIES
Collateral on securities loaned	30,338,575
Payables:
Investments purchased	3,760,358
Administration fees	19,895
Capital shares redeemed	625,654
Investment advisory fees	146,633
Trustees’ and Officer’s fees	3,079
Other accrued expenses	350,325
Professional fees	20,265
Service and distribution fees	34,546
Variation margin on futures contracts	39,383

Total liabilities	35,338,713

Commitments and contingent liabilities

NET ASSETS	$539,478,102

NET ASSETS CONSIST OF:
Paid-in capital	$555,676,749
Accumulated loss	(16,198,647)

NET ASSETS	$539,478,102

(a) Investments, at cost — unaffiliated	$502,391,848
(b) Securities loaned, at value	$28,608,275
(c) Investments, at cost — affiliated	$37,413,909
(d) Foreign currency, at cost	$12,506

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2025

BlackRock Advantage Small Cap Growth Fund
NET ASSET VALUE

Institutional
Net assets	$342,866,194

Shares outstanding	17,829,441

Net asset value	$19.23

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$142,253,523

Shares outstanding	11,778,588

Net asset value	$12.08

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$47,417,213

Shares outstanding	2,465,942

Net asset value	$19.23

Shares authorized	Unlimited

Par value	$0.001

Class R
Net assets	$6,941,172

Shares outstanding	574,376

Net asset value	$12.08

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	15

Statement of Operations (unaudited)

Six Months Ended March 31, 2025

BlackRock Advantage Small Cap Growth Fund

INVESTMENT INCOME
Dividends — unaffiliated	$1,471,926
Dividends — affiliated	137,292
Securities lending income — affiliated — net	48,434
Foreign taxes withheld	(118)

Total investment income	1,657,534

EXPENSES
Investment advisory	1,365,208
Transfer agent — class specific	427,525
Service and distribution — class specific	224,238
Administration	127,585
Professional	87,775
Administration — class specific	60,690
Custodian	59,766
Registration	44,554
Accounting services	34,726
Printing and postage	19,657
Trustees and Officer	6,350
Miscellaneous	21,040

Total expenses	2,479,114

Less:
Administration fees waived by the Manager — class specific	(60,690)
Fees waived and/or reimbursed by the Manager	(401,295)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(288,341)

Total expenses after fees waived and/or reimbursed	1,728,788

Net investment loss	(71,254)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	15,834,043
Investments — affiliated	2,341
Futures contracts	(825,400)

15,010,984

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(73,691,154)
Investments — affiliated	(13,756)
Futures contracts	(208,635)
Foreign currency translations	(462)

(73,914,007)

Net realized and unrealized loss	(58,903,023)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,974,277)

See notes to financial statements.

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Advantage Small Cap Growth Fund

	Six Months Ended 03/31/25 (unaudited)	Year Ended 09/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(71,254)	$906,806
Net realized gain	15,010,984	60,427,609
Net change in unrealized appreciation (depreciation)	(73,914,007)	81,345,637

Net increase (decrease) in net assets resulting from operations	(58,974,277)	142,680,052

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(950,750)	(857,268)
Investor A	(297,001)	(288,412)
Class K	(147,452)	(132,903)

Decrease in net assets resulting from distributions to shareholders	(1,395,203)	(1,278,583)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(4,982,502)	(35,623,415)

NET ASSETS
Total increase (decrease) in net assets	(65,351,982)	105,778,054
Beginning of period	604,830,084	499,052,030

End of period	$539,478,102	$604,830,084

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	17

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund

	Institutional

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$21.40		$16.58	$15.04	$25.11	$19.86	$18.01

Net investment income(a)	0.01		0.04	0.04	0.04	0.01	0.05
Net realized and unrealized gain (loss)	(2.13)		4.83	1.57	(6.20)	6.54	2.84

Net increase (decrease) from investment operations	(2.12)		4.87	1.61	(6.16)	6.55	2.89

Distributions(b)
From net investment income	(0.05)		(0.05)	(0.07)	—	(0.01)	(0.07)
From net realized gain	—		—	—	(3.91)	(1.29)	(0.97)

Total distributions	(0.05)		(0.05)	(0.07)	(3.91)	(1.30)	(1.04)

Net asset value, end of period	$19.23		$21.40	$16.58	$15.04	$25.11	$19.86

Total Return(c)
Based on net asset value	(9.93	)%(d)	29.42%	10.72%	(29.20)%	33.89%	16.32%

Ratios to Average Net Assets(e)
Total expenses	0.76	%(f)	0.79%	0.82%	0.71%	0.68%	0.73%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.05	%(f)	0.23%	0.23%	0.22%	0.04%	0.25%

Supplemental Data
Net assets, end of period (000)	$342,866		$381,437	$304,607	$300,391	$743,578	$508,084

Portfolio turnover rate	66%		148%	133%	102%	125%	126%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Investor A

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24		Year Ended 09/30/23		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$13.45		$10.43		$9.50		$17.27	$14.01	$12.98

Net investment income (loss)(a)	(0.01)		(0.00	)(b)	(0.00	)(b)	0.00 (c)	(0.04)	0.00	(c)
Net realized and unrealized gain (loss)	(1.34)		3.04		0.98		(3.90)	4.57	2.04

Net increase (decrease) from investment operations	(1.35)		3.04		0.98		(3.90)	4.53	2.04

Distributions(d)
From net investment income	(0.02)		(0.02)		(0.05)		—	—	(0.04)
From net realized gain	—		—		—		(3.87)	(1.27)	(0.97)

Total distributions	(0.02)		(0.02)		(0.05)		(3.87)	(1.27)	(1.01)

Net asset value, end of period	$12.08		$13.45		$10.43		$9.50	$17.27	$14.01

Total Return(e)
Based on net asset value	(10.03	)%(f)	29.20%		10.32%		(29.32)%	33.54%	16.03%

Ratios to Average Net Assets(g)
Total expenses	0.99	%(h)	1.04%		1.06%		0.97%	0.96%	1.02%

Total expenses after fees waived and/or reimbursed	0.75	%(h)	0.75%		0.75%		0.75%	0.75%	0.75%

Net investment income (loss)	(0.20	)%(h)	(0.01)%		(0.02)%		0.01%	(0.21)%	0.00	%(i)

Supplemental Data
Net assets, end of period (000)	$142,254		$165,783		$148,563		$149,192	$225,211	$168,457

Portfolio turnover rate	66%		148%		133%		102%	125%	126%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class K

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$21.40		$16.58	$15.05	$25.11	$19.86	$18.01

Net investment income(a)	0.01		0.05	0.05	0.06	0.02	0.05
Net realized and unrealized gain (loss)	(2.12)		4.83	1.57	(6.20)	6.54	2.85

Net increase (decrease) from investment operations	(2.11)		4.88	1.62	(6.14)	6.56	2.90

Distributions(b)
From net investment income	(0.06)		(0.06)	(0.09)	—	(0.02)	(0.08)
From net realized gain	—		—	—	(3.92)	(1.29)	(0.97)

Total distributions	(0.06)		(0.06)	(0.09)	(3.92)	(1.31)	(1.05)

Net asset value, end of period	$19.23		$21.40	$16.58	$15.05	$25.11	$19.86

Total Return(c)
Based on net asset value	(9.88	)%(d)	29.48%	10.72%	(29.12)%	33.94%	16.37%

Ratios to Average Net Assets(e)
Total expenses	0.60	%(f)	0.64%	0.65%	0.57%	0.56%	0.58%

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.09	%(f)	0.28%	0.28%	0.33%	0.08%	0.27%

Supplemental Data
Net assets, end of period (000)	$47,417		$50,329	$38,981	$34,153	$36,442	$13,264

Portfolio turnover rate	66%		148%	133%	102%	125%	126%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class R

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$13.45		$10.44	$9.50	$17.26	$13.99	$12.96

Net investment loss(a)	(0.03)		(0.03)	(0.03)	(0.03)	(0.08)	(0.03)
Net realized and unrealized gain (loss)	(1.34)		3.04	0.99	(3.92)	4.57	2.03

Net increase (decrease) from investment operations	(1.37)		3.01	0.96	(3.95)	4.49	2.00

Distributions(b)
From net investment income	—		—	(0.02)	—	—	—
From net realized gain	—		—	—	(3.81)	(1.22)	(0.97)

Total distributions	—		—	(0.02)	(3.81)	(1.22)	(0.97)

Net asset value, end of period	$12.08		$13.45	$10.44	$9.50	$17.26	$13.99

Total Return(c)
Based on net asset value	(10.19	)%(d)	28.83%	10.14%	(29.57)%	33.25%	15.75%

Ratios to Average Net Assets(e)
Total expenses	1.32	%(f)	1.34%	1.35%	1.29%	1.26%	1.27%

Total expenses after fees waived and/or reimbursed	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment loss	(0.46	)%(f)	(0.26)%	(0.27)%	(0.25)%	(0.45)%	(0.24)%

Supplemental Data
Net assets, end of period (000)	$6,941		$7,281	$6,901	$6,797	$11,713	$11,314

Portfolio turnover rate	66%		148%	133%	102%	125%	126%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Advantage Small Cap Growth Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional, Class K and Class R Shares	No	No	None

Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

On September 18, 2024, the Board of Trustees of the Trust (the “Board”) approved a change to the Fund’s 80% investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on January 28, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

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Notes to Financial Statements (unaudited) (continued)

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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Notes to Financial Statements (unaudited) (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
BofA Securities, Inc.	$202,639	$(202,639)	$—		$—
Citigroup Global Markets, Inc.	664,717	(664,717)	—		—
Goldman Sachs & Co. LLC	7,422,377	(7,422,377)	—		—
J.P. Morgan Securities LLC	3,886,788	(3,886,788)	—		—
Morgan Stanley	11,724,632	(11,724,632)	—		—
National Financial Services LLC	1,385,903	(1,385,903)	—		—
State Street Bank & Trust Co.	2,431,001	(2,431,001)	—		—
Toronto-Dominion Bank	890,218	(890,218)	—		—

	$28,608,275	$(28,608,275)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.45%
$1 billion — $3 billion	0.42
$3 billion — $5 billion	0.41
$5 billion — $10 billion	0.39
Greater than $10 billion	0.38

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Class R	0.25	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Class R	Total

Service and distribution — class specific	$ 205,850	$ 18,388	$ 224,238

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Class R	Total

Administration — class specific	$ 38,327	$ 16,497	$ 5,130	$ 736	$ 60,690

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2025, the Fund paid $12,196 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Class R	Total

Reimbursed amounts	$ 1,130	$ 6,606	$ 117	$ 116	$ 7,969

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Notes to Financial Statements (unaudited) (continued)

For the six months ended March 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Class R	Total

Transfer agent — class specific	$ 302,874	$ 116,282	$ 367	$ 8,002	$ 427,525

Other Fees: For the six months ended March 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $5,157.

For the six months ended March 31, 2025, affiliates received CDSCs in the amount of $330 for Investor A Shares.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2025, the amount waived was $2,327.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K	Class R

0.50%	0.75%	0.45%	1.00%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $398,968, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended March 31, 2025, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Class K	Class R	Total

Administration fees waived by the Manager — class specific	$38,327	$16,497	$5,130	$736	$60,690
Transfer agent fees waived and/or reimbursed by the Manager — class specific	207,069	74,771	367	6,134	288,341

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income—affiliated—net in the Statement of Operations. For the six months ended March 31, 2025, the Fund paid BIM $11,305 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss

$ 7,926,419	$ 11,390,397	$ (56,492)

7.	PURCHASES AND SALES

For the six months ended March 31, 2025, purchases and sales of investments, excluding short-term securities, were $392,813,838 and $401,866,047, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of September 30, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $49,150,042.

As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$551,357,085

Gross unrealized appreciation	$69,139,190
Gross unrealized depreciation	(50,868,598)

Net unrealized appreciation (depreciation)	$18,270,592

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April

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Notes to Financial Statements (unaudited) (continued)

2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2025, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/25		Year Ended 09/30/24

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,783,596	$38,025,845	4,096,566	$76,978,397

Shares issued in reinvestment of distributions	36,891	828,941	42,643	741,557

Shares redeemed	(1,817,824)	(39,230,332)	(4,688,237)	(89,415,569)

	2,663	$(375,546)	(549,028)	$(11,695,615)

Investor A

Shares sold and automatic conversion of shares	1,066,785	$14,579,271	1,931,309	$23,445,354

Shares issued in reinvestment of distributions	20,472	289,070	25,647	280,839

Shares redeemed	(1,638,351)	(22,335,009)	(3,864,424)	(45,866,954)

	(551,094)	$(7,466,668)	(1,907,468)	$(22,140,761)

Class K

Shares sold	480,196	$10,284,925	701,966	$13,161,286

Shares issued in reinvestment of distributions	6,137	137,817	7,173	124,658

Shares redeemed	(372,201)	(8,018,923)	(708,616)	(13,602,333)

	114,132	$2,403,819	523	$(316,389)

Class R

Shares sold	116,041	$1,586,843	120,829	$1,446,377

Shares redeemed	(83,093)	(1,130,950)	(240,240)	(2,917,027)

	32,948	$455,893	(119,411)	$(1,470,650)

	(401,351)	$(4,982,502)	(2,575,384)	$(35,623,415)

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 10, 2025, the credit agreement was extended until April 2026 under substantially similar terms.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	31

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110
Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001
Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

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Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	33

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Want to know more?

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

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Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: May 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: May 22, 2025

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